Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
NOTE 26 -	SUBSEQUENT EVENTS:

a.	Post financial statements date conversions and exercises

During the period from January 1, 2021 until the financial statements date, 3,090,900 April 2020 Warrants were exercised into 3,090,900 ADSs, for a total consideration of approximately $3.7 million.

b.	Settlement agreement with the last NetNut’s former shareholder

On February 25, 2021, the Company signed a settlement and release of claims agreement with a NetNut’s shareholder that was not a party to the Settlement Agreement that was signed in June 2020 (See Note 11(c)). According to the agreement, the shareholder will be entitled to a contingent consideration payment of $475 thousand (after a deduction of $35 thousand), based on the same terms and amounts agreed with the Settling Shareholders within the Settlement Agreement. On February 28, 2021, the Company paid an amount of $400 thousand. The remain balance of $75 thousand will be paid as final payment by April 30, 2021.

c.	Registered direct equity offering

On February 18, 2021, the Company closed a registered direct equity offering. The offering included the issuance of 4,615,000 ADSs at a purchase price of $2.00 per ADS, and 260,000 pre-funded warrants. The pre-funded warrants were sold at a price of $2.00 each, including the pre-funded warrant exercise price of $0.001 per full ADS. The pre-funded warrants will be exercisable at any time after the date of issuance upon payment of the exercise price.

The offering resulted in gross proceeds to the Company of approximately $9.75 million.

d.	Options grant

On March 7, 2021, the Company’s board of directors approved an aggregate grant of 12,850,183 options to purchase 12,850,183 ordinary shares, to employees and consultants. The exercise prices of the options granted range from NIS 0 to NIS 0.157 per share (approximately $0.05), their vesting schedules range between immediate vesting to 3 years, and they will expire 3-10 years from the grant date.